Consolidated Statements Of Equity (Parenthetical) (USD $) In Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Equity
Net income attributable to redeemable noncontrolling interests not included in equity	$ 7.8	$ 9.8	$ 15.3	$ 18.3	$ 35.0	$ 3.7